Investment income and financing costs	12 Months Ended
Mar. 31, 2025
Investment income and financing costs
Investment income and financing costs

5. Investment income and financing costs
Investment income comprises interest received from investments and other receivables. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements.

	2025 €m	2024 € m	2023 € m

Investment income

Financial assets measured at amortised cost	355	327	196

Financial assets measured at fair value through profit and loss	509	254	36

	864	581	232

Financing costs

Financial liabilities measured at amortised cost

Bonds	1,301	1,596	1,711

Lease liabilities	488	440	355

Bank loans and other liabilities 1	499	712	392

Interest on derivatives	(356)	(395)	(561)

Mark-to-market on derivatives	(2)	100	(423)

Foreign exchange	1	173	135

	1,931	2,626	1,609

Net financing costs	1,067	2,045	1,377
Note:

1.	Interest capitalised for the year ended 31 March 2025 was € nil (2024: € nil, 2023: € 5 million).